Label	Element	Value
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	$ 70,985,000,000	[1]
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	77,318,000,000	[1]
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	82,771,000,000	[1]
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	19,843,000,000	[1]
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	14,646,000,000	[1]
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	15,389,000,000	[1]
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	53,971,000,000	[1]
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	55,551,000,000	[1]
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	58,850,000,000	[1]
HSBC Holdings [Member]
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	6,206,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	3,450,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	$ 2,964,000,000

[1]	At 31 December 2017 $39,830m (2016: $35,501m) was not available for use by HSBC, of which $21,424m (2016: $21,108m) related to mandatory deposits at central banks.